SCHEDULE OF WARRANT DERIVATIVE LIABILITY (Details) - Warrants [member] - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Beginning of the period	$ 4,196,125
Warrants issued	7,282,325	3,985,015
Change in fair value of warrants outstanding	(1,842,618)	211,110
Warrants exercised	(3,661,283)
Reclassify amended warrants to equity	(3,776,428)
Ending of the period	$ 2,198,121	$ 4,196,125